VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 105	$ 101
2.500%, 2/15/46	1,374	1,345
3.000%, 8/15/48	485	530
1.250%, 5/15/50	145	108
1.375%, 8/15/50	595	458
1.875%, 2/15/51	715	625
2.000%, 8/15/51	50	45
U.S. Treasury Notes 1.250%, 8/15/31	50	46
Total U.S. Government Securities (Identified Cost $3,259)		3,258

Municipal Bonds—1.4%
California—0.5%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	294
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	57
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	80
		431

Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	189
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	102
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	9
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	63
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	24
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	49
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	27
		163

Virginia—0.4%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	140
	Par Value	Value

Virginia—continued
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	$ 190	$ 193
		333

Total Municipal Bonds (Identified Cost $1,212)		1,227

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	5
United Mexican States 4.750%, 3/8/44	54	53
Total Foreign Government Securities (Identified Cost $106)		58

Mortgage-Backed Securities—5.8%
Agency—0.1%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	9	10
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	2	2
Pool #940524 5.500%, 7/1/37	7	8
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	7	7
Pool #929637 5.500%, 6/1/38	1	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	6
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	3	3
Pool #AA4418 4.500%, 3/1/39	4	4
Pool #AA4434 5.000%, 3/1/39	3	4
Pool #AA4436 6.000%, 3/1/39	4	4
Government National Mortgage Association
Pool #351336 6.500%, 12/15/23	—(2)	—(2)
Pool #385198 6.500%, 2/15/24	3	4
Pool #563381 6.500%, 11/15/31	9	9
		71

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—5.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	$ 50	$ 50
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	96	95
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	112
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	95
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	96
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(3)(4)	97	91
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	34	34
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	30	29
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.417%, 5/15/35(3)(4)	125	123
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	74
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	92	87
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	73	72
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	16	16
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	76	71
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	67
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	75	72
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.377%, 5/15/36(3)(4)	100	99
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	63	61
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	54	52
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	100	100
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	107
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	68
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(3)(4)	7	7
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	15	15
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	79
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	32	32
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	83	76
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	$ 27	$ 26
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	29	28
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	36	35
2017-5, A1 144A 3.050%, 10/26/48(3)(4)	48	48
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.568%, 6/25/33(4)	15	15
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.557%, 4/25/55(3)(4)	25	25
MetLife Securitization Trust 2017-1A, M1 144A 3.450%, 4/25/55(3)(4)	100	97
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	98
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	221
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	27	27
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	47	47
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	20	20
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	26	26
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	88	88
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	71	72
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	80	81
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	54	53
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	56	56
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	59	59
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	91	85
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	13	13
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	43	40
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	65	63
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	78	76
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	83	80
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	100	91
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	22	21
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	26	25
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	$ 12	$ 12
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	100	96
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	17	17
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	39	37
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	145	145
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	100	98
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	92	93
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	109
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	100	96
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	100	94
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	100	92
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	97
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	100	93
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	79	78
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	71	68
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	79	75
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	79	77
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	43	42
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	40
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	32	31
		4,986

Total Mortgage-Backed Securities (Identified Cost $5,259)		5,057

Asset-Backed Securities—2.8%
Automobiles—1.6%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(3)	65	63
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(3)	65	63
2022-1, D 144A 2.460%, 3/13/28(3)	55	52
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	82
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	$ 55	$ 55
2021-N2, C 1.070%, 3/10/28	65	63
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(3)	60	60
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	57	57
2019-4, C 2.510%, 11/17/25	43	43
Exeter Automobile Receivables Trust
2019-3A, C 144A 2.790%, 5/15/24(3)	24	24
2019-2A, C 144A 3.300%, 3/15/24(3)	7	7
2018-4A, D 144A 4.350%, 9/16/24(3)	67	68
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(3)	55	54
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	75	73
2021-1, C 144A 0.910%, 3/15/27(3)	85	81
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	45	43
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	22	21
2020-1A, B 144A 2.430%, 11/15/24(3)	109	109
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	91	92
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	100	91
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	85
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	69	69
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	80	79
		1,434

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(3)	100	99
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	57
Other—1.0%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	2	2
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	100	98
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	74	70
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	$ 46	$ 46
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(3)	44	44
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	50	47
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	39	38
2020-1, B 144A 1.920%, 11/15/27(3)	65	64
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	79
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	100
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	100
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	65	63
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	45	44
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	35	34
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	38	38
		867

Total Asset-Backed Securities (Identified Cost $2,508)		2,457

Corporate Bonds and Notes—7.9%
Communication Services—0.5%
Directv Financing LLC 144A 5.875%, 8/15/27(3)	20	20
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	60	55
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	211
T-Mobile USA, Inc. 3.875%, 4/15/30	90	90
Verizon Communications, Inc. 2.550%, 3/21/31	36	33
		409

Consumer Discretionary—0.5%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	60	58
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	30	31
Brunswick Corp. 2.400%, 8/18/31	46	39
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	57	52
Ford Motor Co.
3.250%, 2/12/32	36	32
4.750%, 1/15/43	20	18
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	64
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	25	24
	Par Value	Value

Consumer Discretionary—continued
M/I Homes, Inc. 4.950%, 2/1/28	$ 60	$ 57
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	45	43
		418

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	5	4
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	85	88
BAT Capital Corp. 4.906%, 4/2/30	55	57
		149

Energy—0.6%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	67
DCP Midstream Operating LP 3.250%, 2/15/32	20	18
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	35	34
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	65	60
HollyFrontier Corp. 5.875%, 4/1/26	45	47
Kinder Morgan, Inc.
4.300%, 6/1/25	45	46
7.750%, 1/15/32	25	32
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	45	44
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	62
Targa Resources Partners LP 5.875%, 4/15/26	40	41
Transcanada Trust 5.600%, 3/7/82	55	56
		507

Financials—3.2%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	144
Ally Financial, Inc. Series B 4.700% (5)	47	44
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	141
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	64
Athene Global Funding 144A 2.450%, 8/20/27(3)	70	65
Bank of America Corp.
2.687%, 4/22/32	200	184
2.482%, 9/21/36	100	86
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	65	67
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	29	26
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	35	30
Brighthouse Financial, Inc. 5.625%, 5/15/30	47	52
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Brookfield Finance, Inc. 3.900%, 1/25/28	$ 115	$ 115
Capital One Financial Corp. 2.359%, 7/29/32	48	41
Charles Schwab Corp. (The) Series H 4.000% (5)	70	63
Citadel LP 144A 4.875%, 1/15/27(3)	65	64
Citigroup, Inc. 3.980%, 3/20/30	165	167
Coinbase Global, Inc. 144A 3.625%, 10/1/31(3)	45	38
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	200
Icahn Enterprises LP 6.250%, 5/15/26	80	82
JPMorgan Chase & Co. 1.953%, 2/4/32	150	131
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	35	34
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	45	42
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.294%, 4/20/67(4)	85	67
MetLife, Inc. Series G 3.850% (5)	75	74
Morgan Stanley 6.375%, 7/24/42	100	134
OneMain Finance Corp. 7.125%, 3/15/26	40	43
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(3)	45	43
Prudential Financial, Inc.
5.875%, 9/15/42	100	101
5.625%, 6/15/43	65	65
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	102
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	75	73
Wells Fargo & Co.
2.393%, 6/2/28	135	128
Series BB 3.900%(5)	105	101
		2,811

Health Care—0.4%
Amgen, Inc. 3.350%, 2/22/32	65	64
Baxter International, Inc. 144A 2.539%, 2/1/32(3)	70	64
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	32	31
3.700%, 3/15/32	10	10
HCA, Inc. 5.250%, 6/15/49	50	55
Illumina, Inc. 2.550%, 3/23/31	57	52
Molina Healthcare, Inc. 144A 3.875%, 5/15/32(3)	50	48
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	$ 60	$ 54
		378

Industrials—0.3%
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	55	54
Boeing Co. (The) 5.930%, 5/1/60	18	21
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	55	50
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	66	60
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(3)	58	54
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	36
		275

Information Technology—0.7%
CDW LLC 3.569%, 12/1/31	61	57
Citrix Systems, Inc. 3.300%, 3/1/30	110	109
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	5	5
144A 6.500%, 10/15/28(3)	10	10
Dell International LLC 8.100%, 7/15/36	35	46
Kyndryl Holdings, Inc. 144A 2.700%, 10/15/28(3)	37	32
Leidos, Inc. 2.300%, 2/15/31	80	69
Motorola Solutions, Inc. 4.600%, 5/23/29	100	104
Oracle Corp.
2.875%, 3/25/31	25	23
3.850%, 4/1/60	10	8
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	55	54
TD SYNNEX Corp. 144A 2.375%, 8/9/28(3)	80	72
		589

Materials—0.3%
Celanese US Holdings LLC 3.500%, 5/8/24	70	70
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	50
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	40	34
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	75	68
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	60	54
		276

Real Estate—0.9%
EPR Properties 4.750%, 12/15/26	120	120
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—continued
GLP Capital LP
5.750%, 6/1/28	$ 100	$ 108
3.250%, 1/15/32	6	5
Kite Realty Group Trust 4.750%, 9/15/30	70	72
MPT Operating Partnership LP
5.000%, 10/15/27	35	36
4.625%, 8/1/29	15	15
3.500%, 3/15/31	40	37
Office Properties Income Trust 4.500%, 2/1/25	135	135
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	57
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	105
Service Properties Trust 4.500%, 3/15/25	100	94
		784

Utilities—0.3%
Alliant Energy Finance LLC 144A 3.600%, 3/1/32(3)	65	63
Exelon Corp. 3.497%, 6/1/22	24	24
Puget Energy, Inc.
2.379%, 6/15/28	39	36
4.224%, 3/15/32	27	27
Southern Co. (The) Series 21-A 3.750%, 9/15/51	69	64
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(6)	65	—
Vistra Corp. 144A 8.000% (3)(5)	40	40
		254

Total Corporate Bonds and Notes (Identified Cost $7,162)		6,850

Leveraged Loans—1.3%
Aerospace—0.2%
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	37	37
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	50	49
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	60	62
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.707%, 5/30/25(4)	34	33
		181

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.209%, 4/1/24(4)	69	68
Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750% - 2.790%, 2/11/28(4)	29	29
	Par Value	Value

Consumer Durables—continued
Restoration Hardware, Inc. (1 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	$ 25	$ 24
		53

Energy—0.1%
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	50	49
Paragon Offshore Finance Co. (3 month PRIME + 3.250%) 3.250%, 7/16/21(1)(4)(6)	—(7)	—
		49

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.207%, 1/15/27(4)	14	14
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	50	48
JBS USA Lux S.A. (6 month LIBOR + 2.000%) 2.804%, 5/1/26(4)	54	54
		116

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 2.071%, 7/1/26(4)	49	48
Gaming / Leisure—0.1%
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.207%, 6/22/26(4)	55	54
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.710%, 2/8/27(4)	34	34
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	25	25
		113

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.000%, 1/4/26(4)	15	15
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.457%, 6/2/25(4)	3	3
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.981%, 8/1/27(4)	48	47
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.197%, 11/16/25(4)	45	44
Medline Borrower LP (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	15	15
		124

Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/9/28(4)(8)	35	34
Standard Industries, Inc. (6 month LIBOR + 2.500%) 3.788%, 9/22/28(4)	41	41
		75

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—0.1%
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.250%) 3.256%, 9/21/28(4)	$ 30	$ 30
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(4)	55	54
		84

Manufacturing—0.1%
NCR Corp. (3 month LIBOR + 2.500%) 2.800%, 8/28/26(4)	44	44
Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.731%, 9/18/26(4)	43	43
Media / Telecom - Cable/Wireless Video—0.0%
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.647%, 1/31/29(4)	10	10
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/15/27(4)	20	19
Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.210%, 4/11/25(4)	39	38
Retail—0.0%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	25	25
Service—0.1%
Dun & Bradstreet Corp. (The) 2022, Tranche B-2 (1 month Term SOFR + 3.250%) 3.560%, 1/18/29(4)	5	5
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.707%, 3/31/28(4)	49	49
		54

Total Leveraged Loans (Identified Cost $1,152)		1,144

	Shares
Preferred Stocks—0.2%
Financials—0.1%
MetLife, Inc. Series D, 5.875%	40(9)	40
Truist Financial Corp. Series Q, 5.100%	70(9)	71
		111

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	90(9)	86
Total Preferred Stocks (Identified Cost $200)		197

	Shares	Value

Common Stocks—73.9%
Communication Services—6.3%
Adevinta ASA Class B(10)	17,148	$ 156
Ascential plc(10)	78,297	355
Auto Trader Group plc	57,136	472
Baltic Classifieds Group plc(10)	101,071	182
Dayamitra Telekomunikasi PT(10)	4,576,000	245
Infrastrutture Wireless Italiane SpA	30,039	336
Meta Platforms, Inc. Class A(10)	3,035	675
Moneysupermarket.com Group plc	74,026	184
Netflix, Inc.(10)	3,606	1,351
New Work SE	1,423	290
Rightmove plc	74,365	615
ZoomInfo Technologies, Inc. Class A(10)	10,837	647
		5,508

Consumer Discretionary—14.1%
Airbnb, Inc. Class A(10)	6,886	1,183
Allegro.eu S.A.(10)	35,335	296
Amazon.com, Inc.(10)	1,515	4,939
Home Depot, Inc. (The)	2,568	769
Marriott International, Inc. Class A(10)	6,530	1,148
Max Stock Ltd.	61,367	163
MercadoLibre, Inc.(10)	978	1,163
Mercari, Inc.(10)	14,200	366
NIKE, Inc. Class B	11,145	1,500
Ross Stores, Inc.	7,240	655
Vasta Platform Ltd. Class A(10)	18,623	106
		12,288

Consumer Staples—4.4%
Anhui Gujing Distillery Co., Ltd. Class B	18,600	240
BIM Birlesik Magazalar AS	34,981	202
Estee Lauder Cos., Inc. (The) Class A	2,309	629
Heineken Malaysia Bhd	53,800	287
McCormick & Co., Inc. Non-voting Shares	8,288	827
Monster Beverage Corp.(10)	8,816	704
Procter & Gamble Co. (The)	5,975	913
		3,802

Energy—0.4%
Frontera Energy Corp.(10)	1,088	13
Pason Systems, Inc.	28,164	345
		358

Financials—5.8%
Bank of America Corp.	29,636	1,222
CME Group, Inc. Class A	3,611	859
Gruppo MutuiOnline SpA	6,814	243
Hargreaves Lansdown plc	17,524	231
Kaspi.KZ JSC GDR, 144A(3)	2,529	125
MarketAxess Holdings, Inc.	1,996	679
Mortgage Advice Bureau Holdings Ltd.	19,798	298
Nordnet AB publ	16,758	300
Progressive Corp. (The)	5,947	678
Sabre Insurance Group plc	95,763	291
VNV Global AB(10)	17,779	94
		5,020

Health Care—4.5%
Danaher Corp.	4,810	1,411
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Health Care—continued
Haw Par Corp., Ltd.	36,300	$ 310
HealthEquity, Inc.(10)	5,494	370
Nakanishi, Inc.	8,500	157
Zoetis, Inc. Class A	8,753	1,651
		3,899

Industrials—9.0%
Boa Vista Servicos S.A.	101,179	185
CAE, Inc.(10)	16,433	428
CoStar Group, Inc.(10)	13,863	923
Enento Group Oyj(10)	5,731	170
Equifax, Inc.	3,570	846
Fair Isaac Corp.(10)	1,457	680
Haitian International Holdings Ltd.	174,893	451
HeadHunter Group plc ADR(6)	12,236	—(7)
Howden Joinery Group plc	13,275	133
Knorr-Bremse AG	4,667	358
Marel HF	73,414	428
Meitec Corp.	5,000	271
MTU Aero Engines AG	1,880	435
Roper Technologies, Inc.	2,290	1,081
Rotork plc	33,074	141
S-1 Corp.	7,680	450
Uber Technologies, Inc.(10)	23,755	848
		7,828

Information Technology—28.5%
Accenture plc Class A	3,295	1,111
Alten S.A.	2,855	431
Amphenol Corp. Class A	20,387	1,536
Avalara, Inc.(10)	11,773	1,172
Bill.com Holdings, Inc.(10)	19,028	4,315
Block, Inc. Class A(10)	4,132	560
Bouvet ASA	40,312	319
Brockhaus Technologies AG(10)	5,054	109
DocuSign, Inc.(10)	4,417	473
Duck Creek Technologies, Inc.(10)	29,135	645
FDM Group Holdings plc	14,736	204
Fineos Corp., Ltd. CDI(10)	89,449	162
MongoDB, Inc. Class A(10)	1,963	871
NVIDIA Corp.	18,036	4,921
Paycom Software, Inc.(10)	5,659	1,960
Snowflake, Inc. Class A(10)	2,959	678
Trade Desk, Inc. (The) Class A(10)	18,800	1,302
Visa, Inc. Class A	11,835	2,625
Workday, Inc. Class A(10)	5,827	1,395
		24,789

Materials—0.9%
Corp. Moctezuma SAB de C.V.	63,313	202
Ecolab, Inc.	3,359	593
		795

Total Common Stocks (Identified Cost $34,415)		64,287

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(10)	1,084	$ 2
Total Rights (Identified Cost $1)		2

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	12,500	5
Total Warrant (Identified Cost $—)		5

Total Long-Term Investments—97.1% (Identified Cost $55,274)		84,542

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(11)	2,415,895	2,416
Total Short-Term Investment (Identified Cost $2,416)		2,416

TOTAL INVESTMENTS—99.9% (Identified Cost $57,690)		$86,958
Other assets and liabilities, net—0.1%		72
NET ASSETS—100.0%		$87,030

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $8,792 or 10.1% of net assets.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	This loan will settle after March 31, 2022, at which time the interest rate will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
United Kingdom	4
Brazil	2
Germany	1
Canada	1
Japan	1
Italy	1
Other	5
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Series’ investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$2,457	$—	$2,457	$—
Corporate Bonds and Notes	6,850	—	6,850	—(1)
Foreign Government Securities	58	—	58	—
Leveraged Loans	1,144	—	1,144	—(1)
Mortgage-Backed Securities	5,057	—	5,057	—
Municipal Bonds	1,227	—	1,227	—
U.S. Government Securities	3,258	—	3,258	—
Equity Securities:
Common Stocks	64,287	53,912	10,375	—(2)
Preferred Stocks	197	—	197	—
Rights	2	—	—	2
Warrant	5	5	—	—
Money Market Mutual Fund	2,416	2,416	—	—
Total Investments	$86,958	$56,333	$30,623	$2

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Security held by the Series with an end of period value of $-(1) were transferred from Level 1 to Level 3 due to an decrease in trading activities at period end.
Some of the Seriess investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS STRATEGIC ALLOCATION SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.